Other Account Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Other Account Receivables [Abstract]
Schedule of Other Account Receivables
	As at December 31,
	2025	2024
	New Israeli Shekels

Governmental Institutions	1,227	4,948
Related party	29,860	39,114
Other account receivables	14,620	11,700
	45,707	55,762